UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22692
American Funds College Target Date Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-A
| CABAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-C
| CABCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800
) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-E
| CAAVX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-T
| TAAWX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-1
| CAAWX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-2
| CAAZX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-3
| DAAGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-144-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-A
| CDJAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-C
| CTJCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-E
| CTAEX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-T
| TCATX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-1
| CTDFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-2
| FCFGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-3
| FTDHX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availab
ilit
y of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-136-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-A
| CCFAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-C
| CTDCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-E
| CTKEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-T
| TCDTX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
addit
ional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-1
| CTAFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-2
| CTAHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-3
| CTAKX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the l
ast six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net a sse ts (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent
of
net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-125-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-A
| CTLAX
for the six m
onth
s ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-C
| CTLCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-E
| CTLEX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-T
| TCFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio tu rnov er rate	5%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-1
| CTLFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-2
| FCCFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-3
| FTCFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-103-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-A
| CTHAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important info
rm
ation about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-C
| CTYCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds C oll
ege 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
American Funds College 2030 Fund
®
Class 529-E
| CTHEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-T
| TAFCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-1
| CTHFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.
K
ey
fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of addition
al infor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-2
| FDFCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net a sse ts (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-3
| FTFCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs fo
r the la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additi
onal
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-094-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-A
| CSTAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of ad
dition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-C
| CTSCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six mon
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of ad
ditional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-E
| CTSEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-T
| TAFAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based
on a hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-1
| CTSFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-2
| FFCFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-3
| FFCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-093-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-A
| CENAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-C
| CENCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-E
| CENEX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-T
| TCADX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-1
| CENFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.22% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-2
| FAADX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-088-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-3
| FTAOX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-088-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds College Target Date Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-800-0625 © 2025 Capital Group. All rights reserved.

American Funds College 2042 Fundunaudited
Investment portfolio April 30, 2025

Growth funds 50%	Shares	Value (000)
AMCAP Fund, Class R-6	743,400	$30,888
SMALLCAP World Fund, Inc., Class R-6	416,701	27,828
New Perspective Fund, Class R-6	386,762	24,126
The Growth Fund of America, Class R-6	334,929	23,820
EuroPacific Growth Fund, Class R-6	278,224	15,778
The New Economy Fund, Class R-6	215,987	12,689
American Funds Global Insight Fund, Class R-6	154,274	3,701
		138,830
Growth-and-income funds 41%
Fundamental Investors, Class R-6	456,347	35,841
Capital World Growth and Income Fund, Class R-6	464,441	29,692
The Investment Company of America, Class R-6	443,580	24,738
Washington Mutual Investors Fund, Class R-6	223,367	13,608
International Growth and Income Fund, Class R-6	249,597	9,906
		113,785
Balanced funds 4%
American Balanced Fund, Class R-6	181,322	6,178
American Funds Global Balanced Fund, Class R-6	165,001	6,177
		12,355
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	588,742	7,124
American High-Income Trust, Class R-6	640,835	6,178
		13,302
Total investment securities 100% (cost: $286,909,000)		278,272
Other assets less liabilities 0%		(57)
Net assets 100%		$278,215

1	American Funds College Target Date Series

American Funds College 2042 Fund (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
AMCAP Fund, Class R-6	$13,395	$19,523	$—	$—	$(2,030)	$30,888	$107	$949
SMALLCAP World Fund, Inc., Class R-6	11,853	17,515	—	—	(1,540)	27,828	153	—
New Perspective Fund, Class R-6	10,609	14,085	—	—	(568)	24,126	124	612
The Growth Fund of America, Class R-6	10,253	15,230	—	—	(1,663)	23,820	90	1,056
EuroPacific Growth Fund, Class R-6	7,051	8,757	—	—	(30)	15,778	102	302
The New Economy Fund, Class R-6	5,510	8,269	—	—	(1,090)	12,689	9	622
American Funds Global Insight Fund, Class R-6	1,242	2,428	—	—	31	3,701	20	—
						138,830
Growth-and-income funds 41%
Fundamental Investors, Class R-6	16,061	21,975	—	—	(2,195)	35,841	207	1,405
Capital World Growth and Income Fund, Class R-6	12,979	17,750	—	—	(1,037)	29,692	205	984
The Investment Company of America, Class R-6	10,311	15,942	—	—	(1,515)	24,738	118	985
Washington Mutual Investors Fund, Class R-6	5,568	8,510	—	—	(470)	13,608	82	301
International Growth and Income Fund, Class R-6	4,323	4,989	—	—	594	9,906	68	44
						113,785
Balanced funds 4%
American Balanced Fund, Class R-6	2,068	4,315	—	—	(205)	6,178	52	131
American Funds Global Balanced Fund, Class R-6	2,074	4,172	—	—	(69)	6,177	46	98
						12,355
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,173	3,809	—	—	142	7,124	119	—
American High-Income Trust, Class R-6	2,098	4,172	—	—	(92)	6,178	139	—
						13,302
Total 100%				$—	$(11,737)	$278,272	$1,641	$7,489

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds College Target Date Series	2

American Funds College 2039 Fundunaudited
Investment portfolio April 30, 2025

Growth funds 39%	Shares	Value (000)
AMCAP Fund, Class R-6	2,799,497	$116,319
SMALLCAP World Fund, Inc., Class R-6	1,643,584	109,758
The Growth Fund of America, Class R-6	1,511,970	107,531
New Perspective Fund, Class R-6	1,382,590	86,246
The New Economy Fund, Class R-6	831,495	48,850
American Funds Global Insight Fund, Class R-6	1,974,518	47,369
EuroPacific Growth Fund, Class R-6	663,915	37,651
		553,724
Growth-and-income funds 36%
The Investment Company of America, Class R-6	2,424,389	135,208
Capital World Growth and Income Fund, Class R-6	1,990,165	127,231
Fundamental Investors, Class R-6	1,540,154	120,964
Washington Mutual Investors Fund, Class R-6	1,489,911	90,765
International Growth and Income Fund, Class R-6	1,141,089	45,290
		519,458
Balanced funds 10%
American Balanced Fund, Class R-6	2,240,009	76,317
American Funds Global Balanced Fund, Class R-6	1,730,969	64,808
		141,125
Fixed income funds 15%
American High-Income Trust, Class R-6	8,674,092	83,618
The Bond Fund of America, Class R-6	5,649,517	64,066
American Funds Multi-Sector Income Fund, Class R-6	4,684,315	43,424
U.S. Government Securities Fund, Class R-6	1,573,101	19,034
		210,142
Total investment securities 100% (cost: $1,334,037,000)		1,424,449
Other assets less liabilities 0%		(269)
Net assets 100%		$1,424,180

3	American Funds College Target Date Series

American Funds College 2039 Fund (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
AMCAP Fund, Class R-6	$107,814	$17,031	$—	$—	$(8,526)	$116,319	$681	$6,061
SMALLCAP World Fund, Inc., Class R-6	103,081	13,842	—	—	(7,165)	109,758	1,007	—
The Growth Fund of America, Class R-6	94,830	21,075	—	—	(8,374)	107,531	665	7,801
New Perspective Fund, Class R-6	77,292	11,409	—	—	(2,455)	86,246	696	3,437
The New Economy Fund, Class R-6	45,242	8,876	—	—	(5,268)	48,850	61	4,034
American Funds Global Insight Fund, Class R-6	38,548	8,540	—	—	281	47,369	516	—
EuroPacific Growth Fund, Class R-6	36,905	1,536	96	12	(706)	37,651	387	1,149
						553,724
Growth-and-income funds 36%
The Investment Company of America, Class R-6	118,528	26,883	—	—	(10,203)	135,208	857	9,065
Capital World Growth and Income Fund, Class R-6	109,713	23,722	—	—	(6,204)	127,231	1,205	6,679
Fundamental Investors, Class R-6	106,928	23,037	—	—	(9,001)	120,964	951	7,403
Washington Mutual Investors Fund, Class R-6	77,070	17,462	—	—	(3,767)	90,765	745	3,290
International Growth and Income Fund, Class R-6	35,804	6,847	—	—	2,639	45,290	389	287
						519,458
Balanced funds 10%
American Balanced Fund, Class R-6	64,226	16,069	—	—	(3,978)	76,317	1,101	3,347
American Funds Global Balanced Fund, Class R-6	56,558	10,317	—	—	(2,067)	64,808	696	2,104
						141,125
Fixed income funds 15%
American High-Income Trust, Class R-6	69,673	15,374	—	—	(1,429)	83,618	2,608	—
The Bond Fund of America, Class R-6	41,946	21,538	—	—	582	64,066	1,262	—
American Funds Multi-Sector Income Fund, Class R-6	28,822	15,223	—	—	(621)	43,424	1,235	—
U.S. Government Securities Fund, Class R-6	18,823	423	540	18	310	19,034	423	—
						210,142
Total 100%				$30	$(65,952)	$1,424,449	$15,485	$54,657

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds College Target Date Series	4

American Funds College 2036 Fundunaudited
Investment portfolio April 30, 2025

Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,678,175	$119,352
AMCAP Fund, Class R-6	2,848,611	118,360
New Perspective Fund, Class R-6	1,712,920	106,852
American Funds Global Insight Fund, Class R-6	3,793,647	91,009
SMALLCAP World Fund, Inc., Class R-6	1,247,559	83,312
The New Economy Fund, Class R-6	855,798	50,278
		569,163
Growth-and-income funds 36%
Capital World Growth and Income Fund, Class R-6	3,788,485	242,198
The Investment Company of America, Class R-6	4,116,909	229,600
Washington Mutual Investors Fund, Class R-6	3,403,848	207,362
Fundamental Investors, Class R-6	2,229,305	175,090
American Mutual Fund, Class R-6	1,975,242	108,856
International Growth and Income Fund, Class R-6	2,011,320	79,829
		1,042,935
Equity-income funds 3%
Capital Income Builder, Class R-6	640,155	46,251
The Income Fund of America, Class R-6	1,320,550	33,437
		79,688
Balanced funds 10%
American Balanced Fund, Class R-6	5,105,953	173,960
American Funds Global Balanced Fund, Class R-6	2,722,687	101,937
		275,897
Fixed income funds 31%
The Bond Fund of America, Class R-6	31,585,516	358,180
American Funds Multi-Sector Income Fund, Class R-6	21,522,052	199,509
American High-Income Trust, Class R-6	20,547,655	198,079
American Funds Strategic Bond Fund, Class R-6	6,644,194	62,190
American Funds Mortgage Fund, Class R-6	7,017,476	62,105
		880,063
Total investment securities 100% (cost: $2,721,265,000)		2,847,746
Other assets less liabilities 0%		(622)
Net assets 100%		$2,847,124

5	American Funds College Target Date Series

American Funds College 2036 Fund (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
The Growth Fund of America, Class R-6	$119,846	$10,699	$731	$207	$(10,669)	$119,352	$840	$9,859
AMCAP Fund, Class R-6	120,370	7,528	—	—	(9,538)	118,360	760	6,767
New Perspective Fund, Class R-6	102,521	7,675	—	—	(3,344)	106,852	912	4,503
American Funds Global Insight Fund, Class R-6	85,577	4,690	—	—	742	91,009	1,081	—
SMALLCAP World Fund, Inc., Class R-6	85,175	3,890	—	—	(5,753)	83,312	808	—
The New Economy Fund, Class R-6	51,508	4,662	—	—	(5,892)	50,278	69	4,593
						569,163
Growth-and-income funds 36%
Capital World Growth and Income Fund, Class R-6	226,459	27,684	—	—	(11,945)	242,198	2,372	13,358
The Investment Company of America, Class R-6	218,368	28,633	—	—	(17,401)	229,600	1,509	16,329
Washington Mutual Investors Fund, Class R-6	192,515	23,301	—	—	(8,454)	207,362	1,747	7,913
Fundamental Investors, Class R-6	173,774	15,213	—	—	(13,897)	175,090	1,491	11,788
American Mutual Fund, Class R-6	82,642	31,997	—	—	(5,783)	108,856	982	3,638
International Growth and Income Fund, Class R-6	68,565	6,687	—	—	4,577	79,829	699	525
						1,042,935
Equity-income funds 3%
Capital Income Builder, Class R-6	36,854	9,286	—	—	111	46,251	841	870
The Income Fund of America, Class R-6	27,657	6,185	—	—	(405)	33,437	778	609
						79,688
Balanced funds 10%
American Balanced Fund, Class R-6	166,920	16,194	—	—	(9,154)	173,960	2,663	8,255
American Funds Global Balanced Fund, Class R-6	96,219	8,971	—	—	(3,253)	101,937	1,109	3,397
						275,897
Fixed income funds 31%
The Bond Fund of America, Class R-6	313,353	42,617	—	—	2,210	358,180	7,682	—
American Funds Multi-Sector Income Fund, Class R-6	186,775	15,944	—	—	(3,210)	199,509	6,324	—
American High-Income Trust, Class R-6	187,050	14,340	—	—	(3,311)	198,079	6,416	—
American Funds Strategic Bond Fund, Class R-6[2]	46,379	14,457	538	—	1,892	62,190	469	—
American Funds Mortgage Fund, Class R-6	46,415	14,550	—	—	1,140	62,105	1,294	—
						880,063
Total 100%				$207	$(101,337)	$2,847,746	$40,846	$92,404

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	6

American Funds College 2033 Fund® unaudited
Investment portfolio April 30, 2025

Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,678,443	$40,266
New Perspective Fund, Class R-6	631,354	39,384
AMCAP Fund, Class R-6	920,011	38,226
		117,876
Growth-and-income funds 31%
American Mutual Fund, Class R-6	6,223,410	342,972
Washington Mutual Investors Fund, Class R-6	4,491,873	273,645
Capital World Growth and Income Fund, Class R-6	3,544,131	226,576
The Investment Company of America, Class R-6	3,106,721	173,262
Fundamental Investors, Class R-6	1,001,613	78,667
International Growth and Income Fund, Class R-6	1,098,477	43,598
		1,138,720
Equity-income funds 11%
The Income Fund of America, Class R-6	8,084,038	204,688
Capital Income Builder, Class R-6	2,494,340	180,216
		384,904
Balanced funds 9%
American Balanced Fund, Class R-6	7,404,583	252,274
American Funds Global Balanced Fund, Class R-6	2,440,500	91,373
		343,647
Fixed income funds 46%
The Bond Fund of America, Class R-6	47,716,707	541,108
American Funds Strategic Bond Fund, Class R-6	28,808,041	269,643
American Funds Mortgage Fund, Class R-6	30,416,390	269,185
American Funds Multi-Sector Income Fund, Class R-6	27,362,621	253,652
American High-Income Trust, Class R-6	26,123,756	251,833
Intermediate Bond Fund of America, Class R-6	6,320,341	80,205
		1,665,626
Total investment securities 100% (cost: $3,549,455,000)		3,650,773
Other assets less liabilities 0%		(788)
Net assets 100%		$3,649,985

7	American Funds College Target Date Series

American Funds College 2033 Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$53,547	$725	$14,153	$1,263	$(1,116)	$40,266	$670	$—
New Perspective Fund, Class R-6	54,484	2,949	16,342	(1,045)	(662)	39,384	482	2,382
AMCAP Fund, Class R-6	55,146	4,531	18,102	3,210	(6,559)	38,226	348	3,100
						117,876
Growth-and-income funds 31%
American Mutual Fund, Class R-6	314,000	47,549	—	—	(18,577)	342,972	3,458	13,411
Washington Mutual Investors Fund, Class R-6	265,926	25,271	6,194	1,581	(12,939)	273,645	2,345	10,671
Capital World Growth and Income Fund, Class R-6	238,340	23,812	23,013	5,354	(17,917)	226,576	2,349	13,783
The Investment Company of America, Class R-6	206,051	28,322	46,098	14,403	(29,416)	173,262	1,282	15,353
Fundamental Investors, Class R-6	111,717	11,520	37,063	2,280	(9,787)	78,667	854	7,566
International Growth and Income Fund, Class R-6	51,226	919	10,616	598	1,471	43,598	436	368
						1,138,720
Equity-income funds 11%
The Income Fund of America, Class R-6	150,427	54,874	—	—	(613)	204,688	4,501	3,264
Capital Income Builder, Class R-6	146,746	32,278	—	—	1,192	180,216	3,361	3,363
						384,904
Balanced funds 9%
American Balanced Fund, Class R-6	233,844	31,184	—	—	(12,754)	252,274	3,705	11,383
American Funds Global Balanced Fund, Class R-6	91,838	4,205	1,608	168	(3,230)	91,373	1,009	3,139
						343,647
Fixed income funds 46%
The Bond Fund of America, Class R-6	488,329	49,912	319	18	3,168	541,108	11,742	—
American Funds Strategic Bond Fund, Class R-6[2]	214,296	50,004	4,125	14	9,454	269,643	643	—
American Funds Mortgage Fund, Class R-6	214,841	49,595	—	—	4,749	269,185	5,807	—
American Funds Multi-Sector Income Fund, Class R-6	232,694	24,918	—	—	(3,960)	253,652	7,936	—
American High-Income Trust, Class R-6	235,825	20,182	—	—	(4,174)	251,833	8,086	—
Intermediate Bond Fund of America, Class R-6	43,680	35,001	—	—	1,524	80,205	1,465	—
						1,665,626
Total 100%				$27,844	$(100,146)	$3,650,773	$60,479	$87,783

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	8

American Funds College 2030 Fund® unaudited
Investment portfolio April 30, 2025

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	7,807,982	$430,298
Washington Mutual Investors Fund, Class R-6	3,569,168	217,434
Capital World Growth and Income Fund, Class R-6	2,165,654	138,450
The Investment Company of America, Class R-6	967,071	53,934
		840,116
Equity-income funds 12%
The Income Fund of America, Class R-6	13,114,406	332,057
Capital Income Builder, Class R-6	2,800,649	202,347
		534,404
Balanced funds 8%
American Balanced Fund, Class R-6	8,657,251	294,952
American Funds Global Balanced Fund, Class R-6	1,443,474	54,044
		348,996
Fixed income funds 61%
The Bond Fund of America, Class R-6	49,664,494	563,195
American Funds Mortgage Fund, Class R-6	60,102,889	531,910
American Funds Strategic Bond Fund, Class R-6	47,238,122	442,149
Intermediate Bond Fund of America, Class R-6	33,811,093	429,063
American High-Income Trust, Class R-6	27,812,947	268,117
American Funds Multi-Sector Income Fund, Class R-6	28,869,790	267,623
Short-Term Bond Fund of America, Class R-6	19,573,836	188,496
		2,690,553
Total investment securities 100% (cost: $4,435,856,000)		4,414,069
Other assets less liabilities 0%		(977)
Net assets 100%		$4,413,092

9	American Funds College Target Date Series

American Funds College 2030 Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$413,949	$40,914	$—	$—	$(24,565)	$430,298	$4,496	$17,763
Washington Mutual Investors Fund, Class R-6	216,702	11,447	1,355	298	(9,658)	217,434	1,919	8,728
Capital World Growth and Income Fund, Class R-6	135,728	9,951	—	—	(7,229)	138,450	1,390	7,860
The Investment Company of America, Class R-6	53,907	4,396	—	—	(4,369)	53,934	372	4,024
						840,116
Equity-income funds 12%
The Income Fund of America, Class R-6	315,342	21,325	—	—	(4,610)	332,057	8,757	6,887
Capital Income Builder, Class R-6	189,988	12,686	391	41	23	202,347	4,180	4,432
						534,404
Balanced funds 8%
American Balanced Fund, Class R-6	289,365	21,064	—	—	(15,477)	294,952	4,544	14,099
American Funds Global Balanced Fund, Class R-6	53,207	2,603	—	—	(1,766)	54,044	592	1,825
						348,996
Fixed income funds 61%
The Bond Fund of America, Class R-6	539,401	20,756	—	—	3,038	563,195	12,473	—
American Funds Mortgage Fund, Class R-6	489,239	34,265	—	—	8,406	531,910	11,867	—
American Funds Strategic Bond Fund, Class R-6[2]	415,194	19,183	7,937	—	15,709	442,149	(96)	—
Intermediate Bond Fund of America, Class R-6	368,332	53,641	—	—	7,090	429,063	8,567	—
American High-Income Trust, Class R-6	263,749	8,797	—	—	(4,429)	268,117	8,797	—
American Funds Multi-Sector Income Fund, Class R-6	262,221	9,703	—	—	(4,301)	267,623	8,606	—
Short-Term Bond Fund of America, Class R-6	146,238	40,594	—	—	1,664	188,496	3,516	—
						2,690,553
Total 100%				$339	$(40,474)	$4,414,069	$79,980	$65,618

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	10

American Funds College 2027 Fund® unaudited
Investment portfolio April 30, 2025

Growth-and-income funds 12%	Shares	Value (000)
American Mutual Fund, Class R-6	6,421,150	$353,870
Capital World Growth and Income Fund, Class R-6	636,470	40,689
Washington Mutual Investors Fund, Class R-6	664,515	40,482
		435,041
Equity-income funds 4%
The Income Fund of America, Class R-6	4,033,574	102,130
Capital Income Builder, Class R-6	570,878	41,246
		143,376
Balanced funds 6%
American Balanced Fund, Class R-6	6,612,304	225,281
Fixed income funds 78%
Short-Term Bond Fund of America, Class R-6	97,070,257	934,787
Intermediate Bond Fund of America, Class R-6	59,487,380	754,895
American Funds Mortgage Fund, Class R-6	53,718,557	475,409
American Funds Strategic Bond Fund, Class R-6	31,014,435	290,295
The Bond Fund of America, Class R-6	20,080,624	227,714
American Funds Multi-Sector Income Fund, Class R-6	10,953,500	101,539
American High-Income Trust, Class R-6	10,485,944	101,085
		2,885,724
Total investment securities 100% (cost: $3,796,446,000)		3,689,422
Other assets less liabilities 0%		(804)
Net assets 100%		$3,688,618

11	American Funds College Target Date Series

American Funds College 2027 Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
American Mutual Fund, Class R-6	$336,451	$50,507	$13,472	$3,510	$(23,126)	$353,870	$3,643	$14,432
Capital World Growth and Income Fund, Class R-6	44,641	5,078	6,876	113	(2,267)	40,689	435	2,608
Washington Mutual Investors Fund, Class R-6	45,032	4,497	7,449	962	(2,560)	40,482	372	1,818
						435,041
Equity-income funds 4%
The Income Fund of America, Class R-6	113,104	7,857	17,046	1,201	(2,986)	102,130	3,003	2,462
Capital Income Builder, Class R-6	45,086	2,561	6,374	271	(298)	41,246	934	1,037
						143,376
Balanced funds 6%
American Balanced Fund, Class R-6	218,707	28,677	10,685	1,266	(12,684)	225,281	3,402	10,613
Fixed income funds 78%
Short-Term Bond Fund of America, Class R-6	782,550	143,697	—	—	8,540	934,787	18,464	—
Intermediate Bond Fund of America, Class R-6	682,032	61,192	807	33	12,445	754,895	15,520	—
American Funds Mortgage Fund, Class R-6	463,106	17,802	13,000	56	7,445	475,409	10,991	—
American Funds Strategic Bond Fund, Class R-6[2]	287,425	11,391	19,498	400	10,577	290,295	(714)	—
The Bond Fund of America, Class R-6	249,527	8,161	31,084	(3,929)	5,039	227,714	5,410	—
American Funds Multi-Sector Income Fund, Class R-6	113,297	4,200	14,349	609	(2,218)	101,539	3,495	—
American High-Income Trust, Class R-6	114,076	4,430	15,865	1,189	(2,745)	101,085	3,566	—
						2,885,724
Total 100%				$5,681	$(4,838)	$3,689,422	$68,521	$32,970

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	12

American Funds College Enrollment Fund® unaudited
Investment portfolio April 30, 2025

Growth-and-income funds 8%	Shares	Value (000)
American Mutual Fund, Class R-6	5,822,604	$320,884
Balanced funds 5%
American Balanced Fund, Class R-6	5,235,517	178,374
Fixed income funds 87%
Short-Term Bond Fund of America, Class R-6	176,138,956	1,696,218
Intermediate Bond Fund of America, Class R-6	77,829,728	987,659
American Funds Mortgage Fund, Class R-6	43,434,227	384,393
American Funds Strategic Bond Fund, Class R-6	20,685,109	193,613
		3,261,883
Total investment securities 100% (cost: $3,960,978,000)		3,761,141
Other assets less liabilities 0%		(924)
Net assets 100%		$3,760,217
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 8%
American Mutual Fund, Class R-6	$358,093	$21,887	$39,060	$5,887	$(25,923)	$320,884	$3,612	$14,908
Balanced funds 5%
American Balanced Fund, Class R-6	199,447	12,181	23,757	1,941	(11,438)	178,374	2,927	9,254
Fixed income funds 87%
Short-Term Bond Fund of America, Class R-6	1,831,054	37,488	187,946	2,444	13,178	1,696,218	37,489	—
Intermediate Bond Fund of America, Class R-6	1,047,004	21,727	97,091	(6,643)	22,662	987,659	21,730	—
American Funds Mortgage Fund, Class R-6	396,576	9,039	27,044	(3,356)	9,178	384,393	9,039	—
American Funds Strategic Bond Fund, Class R-6[2]	198,815	3,385	15,855	(2,636)	9,904	193,613	(628)	—
						3,261,883
Total 100%				$(2,363)	$17,561	$3,761,141	$74,169	$24,162

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

13	American Funds College Target Date Series

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2025 (dollars and shares in thousands, except per-share amounts)

		College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Assets:
Investment securities of affiliated issuers, at value		$278,272	$1,424,449	$2,847,746	$3,650,773	$4,414,069
Receivables for:
Sales of investments		—	—	—	—	—
Sales of fund’s shares		1,318	1,608	1,836	1,875	1,987
Dividends		58	1,021	3,784	6,139	9,276
Total assets		279,648	1,427,078	2,853,366	3,658,787	4,425,332
Liabilities:
Payables for:
Purchases of investments		1,356	2,413	4,775	7,134	10,457
Repurchases of fund’s shares		22	206	870	881	802
Services provided by related parties		44	215	464	610	762
Trustees’ deferred compensation		— *	4	11	19	27
Other		11	60	122	158	192
Total liabilities		1,433	2,898	6,242	8,802	12,240
Net assets at April 30, 2025		$278,215	$1,424,180	$2,847,124	$3,649,985	$4,413,092
Net assets consist of:
Capital paid in on shares of beneficial interest		$279,093	$1,274,489	$2,610,924	$3,405,388	$4,332,043
Total distributable earnings (accumulated loss)		(878)	149,691	236,200	244,597	81,049
Net assets at April 30, 2025		$278,215	$1,424,180	$2,847,124	$3,649,985	$4,413,092
Investment securities of affiliated issuers, at cost		$286,909	$1,334,037	$2,721,265	$3,549,455	$4,435,856

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$180,767	$986,686	$2,187,085	$2,944,989	$3,568,537
	Shares outstanding	16,873	87,102	173,100	232,845	267,164
	Net asset value per share	$10.71	$11.33	$12.63	$12.65	$13.36
Class 529-C:	Net assets	$22,440	$117,421	$107,289	$80,022	$120,060
	Shares outstanding	2,106	10,492	8,615	6,390	9,104
	Net asset value per share	$10.66	$11.19	$12.45	$12.52	$13.19
Class 529-E:	Net assets	$3,566	$19,705	$61,368	$84,355	$106,454
	Shares outstanding	333	1,744	4,873	6,713	8,043
	Net asset value per share	$10.70	$11.30	$12.59	$12.57	$13.24
Class 529-T:	Net assets	$11	$12	$17	$18	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.75	$11.40	$12.76	$12.70	$13.39
Class 529-F-1:	Net assets	$11	$12	$17	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.75	$11.40	$12.73	$12.72	$13.43
Class 529-F-2:	Net assets	$71,409	$300,021	$491,336	$540,426	$617,739
	Shares outstanding	6,647	26,360	38,912	42,759	46,290
	Net asset value per share	$10.74	$11.38	$12.63	$12.64	$13.34
Class 529-F-3:	Net assets	$11	$323	$12	$162	$273
	Shares outstanding	1	28	1	13	21
	Net asset value per share	$10.75	$11.40	$12.81	$12.65	$13.35

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	14

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		College 2027 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,689,422	$3,761,141
Receivables for:
Sales of investments		—	488
Sales of fund’s shares		2,726	1,898
Dividends		9,784	11,025
Total assets		3,701,932	3,774,552
Liabilities:
Payables for:
Purchases of investments		11,116	11,025
Repurchases of fund’s shares		1,339	2,386
Services provided by related parties		673	706
Trustees’ deferred compensation		24	52
Other		162	166
Total liabilities		13,314	14,335
Net assets at April 30, 2025		$3,688,618	$3,760,217
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,721,961	$4,061,517
Total distributable earnings (accumulated loss)		(33,343)	(301,300)
Net assets at April 30, 2025		$3,688,618	$3,760,217
Investment securities of affiliated issuers, at cost		$3,796,446	$3,960,978

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,860,809	$2,914,179
	Shares outstanding	234,690	306,991
	Net asset value per share	$12.19	$9.49
Class 529-C:	Net assets	$166,219	$173,833
	Shares outstanding	13,797	18,105
	Net asset value per share	$12.05	$9.60
Class 529-E:	Net assets	$94,626	$104,547
	Shares outstanding	7,839	11,028
	Net asset value per share	$12.07	$9.48
Class 529-T:	Net assets	$15	$12
	Shares outstanding	1	1
	Net asset value per share	$12.23	$9.49
Class 529-F-1:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$12.26	$9.51
Class 529-F-2:	Net assets	$566,925	$567,488
	Shares outstanding	46,561	59,867
	Net asset value per share	$12.18	$9.48
Class 529-F-3:	Net assets	$12	$147
	Shares outstanding	1	16
	Net asset value per share	$12.17	$9.47
*
Amount less than one thousand.

Refer to the notes to financial statements.

15	American Funds College Target Date Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025 (dollars in thousands)

	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1,641	$15,485	$40,846	$60,479	$79,980
Fees and expenses*:
Distribution services	281	1,693	3,281	4,074	4,961
Transfer agent services	95	666	1,379	1,769	2,139
529 plan services	54	362	742	947	1,144
Reports to shareholders	2	11	28	40	49
Registration statement and prospectus	20	72	81	89	100
Trustees’ compensation	— †	2	4	5	5
Auditing and legal	— †	1	2	3	4
Custodian	— †	1	3	4	5
Other	— †	1	3	4	5
Total fees and expenses	452	2,809	5,523	6,935	8,412
Net investment income (loss)	1,189	12,676	35,323	53,544	71,568
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	—	30	207	27,844	339
Capital gain distributions received from affiliated issuers	7,489	54,657	92,404	87,783	65,618
	7,489	54,687	92,611	115,627	65,957
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(11,737)	(65,952)	(101,337)	(100,146)	(40,474)
Net realized gain (loss) and unrealized appreciation (depreciation)	(4,248)	(11,265)	(8,726)	15,481	25,483
Net increase (decrease) in net assets resulting from operations	$(3,059)	$1,411	$26,597	$69,025	$97,051

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	16

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025  (continued)(dollars in thousands)

	College 2027 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$68,521	$74,169
Fees and expenses*:
Distribution services	4,311	4,285
Transfer agent services	1,779	1,911
529 plan services	955	1,023
Reports to shareholders	47	49
Registration statement and prospectus	83	112
Trustees’ compensation	5	5
Auditing and legal	3	8
Custodian	4	4
Other	4	4
Total fees and expenses	7,191	7,401
Net investment income (loss)	61,330	66,768
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	5,681	(2,363)
Capital gain distributions received from affiliated issuers	32,970	24,162
	38,651	21,799
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(4,838)	17,561
Net realized gain (loss) and unrealized appreciation (depreciation)	33,813	39,360
Net increase (decrease) in net assets resulting from operations	$95,143	$106,128
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

17	American Funds College Target Date Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	College 2042 Fund		College 2039 Fund		College 2036 Fund
	Six months ended April 30,	Period ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024†	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$1,189	$176	$12,676	$13,602	$35,323	$51,289
Net realized gain (loss)	7,489	247	54,687	23,544	92,611	97,578
Net unrealized appreciation (depreciation)	(11,737)	3,100	(65,952)	193,441	(101,337)	376,904
Net increase (decrease) in net assets resulting from operations	(3,059)	3,523	1,411	230,587	26,597	525,771
Distributions paid to shareholders	(1,339)	—	(39,525)	(12,777)	(139,929)	(35,924)
Net capital share transactions	164,071	115,019	230,881	384,733	326,192	354,661
Total increase (decrease) in net assets	159,673	118,542	192,767	602,543	212,860	844,508
Net assets:
Beginning of period	118,542	—	1,231,413	628,870	2,634,264	1,789,756
End of period	$278,215	$118,542	$1,424,180	$1,231,413	$2,847,124	$2,634,264

	College 2033 Fund		College 2030 Fund		College 2027 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$53,544	$89,254	$71,568	$129,169	$61,330	$117,432
Net realized gain (loss)	115,627	62,211	65,957	70,100	38,651	30,994
Net unrealized appreciation (depreciation)	(100,146)	445,055	(40,474)	422,336	(4,838)	270,470
Net increase (decrease) in net assets resulting from operations	69,025	596,520	97,051	621,605	95,143	418,896
Distributions paid to shareholders	(127,274)	(67,762)	(159,019)	(104,891)	(128,368)	(95,851)
Net capital share transactions	306,136	356,637	323,582	379,545	227,718	312,093
Total increase (decrease) in net assets	247,887	885,395	261,614	896,259	194,493	635,138
Net assets:
Beginning of period	3,402,098	2,516,703	4,151,478	3,255,219	3,494,125	2,858,987
End of period	$3,649,985	$3,402,098	$4,413,092	$4,151,478	$3,688,618	$3,494,125

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	18

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	College Enrollment Fund
	Six months ended April 30,	Year ended October 31,
	2025*	2024
Operations:
Net investment income (loss)	$66,768	$113,440
Net realized gain (loss)	21,799	(7,233)
Net unrealized appreciation (depreciation)	17,561	(22,747)
Net increase (decrease) in net assets resulting from operations	106,128	83,460
Distributions paid to shareholders	(128,559)	(56,611)
Net capital share transactions	(246,934)	2,365,021
Total increase (decrease) in net assets	(269,365)	2,391,870
Net assets:
Beginning of period	4,029,582	1,637,712
End of period	$3,760,217	$4,029,582
*
Unaudited.
†
For the period March 15, 2024, commencement of operations, through October 31, 2024.
Refer to the notes to financial statements.

19	American Funds College Target Date Series

Notes to financial statementsunaudited
1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2042 Fund (“College 2042 Fund”), American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*
Class 529-T shares are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds College Target Date Series	20

Operating segments — In the reporting period, the funds early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2025, all of the investment securities held by each fund were classified as Level 1.

21	American Funds College Target Date Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds College Target Date Series	22

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

23	American Funds College Target Date Series

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, none of the funds had a liability for any unrecognized tax benefits.  Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase, deferred expenses, non-U.S. taxes on capital gains and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

American Funds College Target Date Series	24

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
As of October 31, 2024
Undistributed ordinary income	$173	$7,926	$36,674	$68,265	$100,766	$98,034	$102,387
Undistributed long-term capital gains	247	23,538	85,161	33,210	23,684	4,394	—
Capital loss carryforward*	—	—	—	—	—	—	(159,061)
Capital loss carryforward utilized	—	—	11,802	27,537	43,516	21,220	—
As of April 30, 2025
Gross unrealized appreciation on investments	698	92,870	157,816	180,360	148,004	77,758	35,651
Gross unrealized depreciation on investments	(9,335)	(2,478)	(31,444)	(79,114)	(169,885)	(184,826)	(240,705)
Net unrealized appreciation (depreciation) on investments	(8,637)	90,392	126,372	101,246	(21,881)	(107,068)	(205,054)
Cost of investments	286,909	1,334,057	2,721,374	3,549,527	4,435,950	3,796,490	3,966,195
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
No distributions were paid to shareholders of the College 2042 Fund during the period March 15, 2024, commencement of operations, through October 31, 2024. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):
College 2042 Fund
	Six months ended April 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$706	$164	$870
Class 529-C	50	19	69
Class 529-E	13	3	16
Class 529-T	— *	— *	— *
Class 529-F-1	— *	— *	— *
Class 529-F-2	321	63	384
Class 529-F-3	— *	— *	— *
Total	$1,090	$249	$1,339
College 2039 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$11,069	$16,350	$27,419	$6,513	$2,409	$8,922
Class 529-C	692	1,970	2,662	461	273	734
Class 529-E	188	322	510	119	48	167
Class 529-T	— *	— *	— *	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	4,021	4,902	8,923	2,258	691	2,949
Class 529-F-3	5	6	11	4	1	5
Total	$15,975	$23,550	$39,525	$9,355	$3,422	$12,777
Refer to the end of the table(s) for footnote(s).

25	American Funds College Target Date Series

College 2036 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$41,919	$65,443	$107,362	$27,791	$—	$27,791
Class 529-C	1,403	3,519	4,922	1,064	—	1,064
Class 529-E	1,070	1,856	2,926	702	—	702
Class 529-T	1	— *	1	— *	—	— *
Class 529-F-1	— *	1	1	— *	—	— *
Class 529-F-2	10,365	14,352	24,717	6,367	—	6,367
Class 529-F-3	— *	— *	— *	— *	—	— *
Total	$54,758	$85,171	$139,929	$35,924	$—	$35,924
College 2033 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$75,881	$26,935	$102,816	$55,285	$—	$55,285
Class 529-C	1,584	790	2,374	1,322	—	1,322
Class 529-E	2,039	786	2,825	1,536	—	1,536
Class 529-T	1	— *	1	1	—	1
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	14,544	4,708	19,252	9,601	—	9,601
Class 529-F-3	4	2	6	17	—	17
Total	$94,053	$33,221	$127,274	$67,762	$—	$67,762
College 2030 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$109,560	$19,256	$128,816	$86,092	$—	$86,092
Class 529-C	3,002	684	3,686	2,469	—	2,469
Class 529-E	3,143	592	3,735	2,544	—	2,544
Class 529-T	1	— *	1	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	19,588	3,181	22,769	13,757	—	13,757
Class 529-F-3	10	2	12	29	—	29
Total	$135,304	$23,715	$159,019	$104,891	$—	$104,891
College 2027 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$96,518	$3,431	$99,949	$75,945	$—	$75,945
Class 529-C	4,592	205	4,797	3,545	—	3,545
Class 529-E	3,022	114	3,136	2,327	—	2,327
Class 529-T	1	— *	1	1	—	1
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	19,829	656	20,485	14,032	—	14,032
Class 529-F-3	— *	— *	— *	1	—	1
Total	$123,962	$4,406	$128,368	$95,851	$—	$95,851
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	26

College Enrollment Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$100,101	$—	$100,101	$44,786	$—	$44,786
Class 529-C	4,796	—	4,796	1,887	—	1,887
Class 529-E	3,418	—	3,418	1,669	—	1,669
Class 529-T	— *	—	— *	1	—	1
Class 529-F-1	— *	—	— *	— *	—	— *
Class 529-F-2	20,238	—	20,238	8,268	—	8,268
Class 529-F-3	6	—	6	— *	—	— *
Total	$128,559	$—	$128,559	$56,611	$—	$56,611
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50
For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for any of the funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

27	American Funds College Target Date Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $5,227,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class of each fund.
For the six months ended April 30, 2025, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):
College 2042 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$195	$69	$35
Class 529-C	80	8	4
Class 529-E	6	1	1
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	17	14
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$281	$95	$54
College 2039 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$1,092	$494	$251
Class 529-C	555	59	30
Class 529-E	46	7	5
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	106	76
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$1,693	$666	$362
College 2036 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$2,586	$1,121	$571
Class 529-C	546	58	29
Class 529-E	149	23	16
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	177	126
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$3,281	$1,379	$742
Refer to the end of the table(s) for footnote(s).
College 2033 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,468	$1,505	$767
Class 529-C	401	42	22
Class 529-E	205	31	22
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	191	136
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,074	$1,769	$947

American Funds College Target Date Series	28

College 2030 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$4,111	$1,819	$928
Class 529-C	591	62	32
Class 529-E	259	40	28
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	218	156
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,961	$2,139	$1,144
College 2027 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,281	$1,457	$743
Class 529-C	803	85	43
Class 529-E	227	35	25
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	202	144
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,311	$1,779	$955
College Enrollment Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,119	$1,557	$794
Class 529-C	903	96	49
Class 529-E	263	42	29
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	216	151
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,285	$1,911	$1,023
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2042 Fund	$— *	$— *	$— *
College 2039 Fund	2	— *	2
College 2036 Fund	4	— *	4
College 2033 Fund	5	— *	5
College 2030 Fund	5	— *	5
College 2027 Fund	5	— *	5
College Enrollment Fund	5	— *	5
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

29	American Funds College Target Date Series

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2025, as follows (dollars in thousands):
	Purchases	Sales
College 2042 Fund	$171,441	$—
College 2039 Fund	259,204	636
College 2036 Fund	315,204	731
College 2033 Fund	497,752	173,762
College 2030 Fund	311,324	1,746
College 2027 Fund	350,051	150,516
College Enrollment Fund	105,860	386,741
9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
College 2042 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$111,798	10,224	$870	79	$(5,140)	(470)	$107,528	9,833
Class 529-C	13,952	1,280	69	7	(290)	(27)	13,731	1,260
Class 529-E	2,528	230	16	1	(156)	(14)	2,388	217
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	42,436	3,867	384	35	(2,396)	(217)	40,424	3,685
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$170,714	15,601	$1,339	122	$(7,982)	(728)	$164,071	14,995
For the period March 15, 2024[3] through October 31, 2024
Class 529-A	$75,913	7,237	$—	—	$(2,059)	(197)	$73,854	7,040
Class 529-C	9,178	876	—	—	(316)	(30)	8,862	846
Class 529-E	1,253	119	—	—	(29)	(3)	1,224	116
Class 529-T	10	1	—	—	—	—	10	1
Class 529-F-1	10	1	—	—	—	—	10	1
Class 529-F-2	31,730	3,026	—	—	(681)	(64)	31,049	2,962
Class 529-F-3	10	1	—	—	—	—	10	1
Total net increase (decrease)	$118,104	11,261	$—	—	$(3,085)	(294)	$115,019	10,967
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	30

College 2039 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$158,708	13,677	$27,416	2,376	$(29,639)	(2,559)	$156,485	13,494
Class 529-C	18,739	1,631	2,662	233	(1,936)	(169)	19,465	1,695
Class 529-E	3,933	338	509	44	(1,200)	(102)	3,242	280
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	53,893	4,626	8,924	771	(11,139)	(955)	51,678	4,442
Class 529-F-3	—	—	11	1	— [2]	— [2]	11	1
Total net increase (decrease)	$235,273	20,272	$39,522	3,425	$(43,914)	(3,785)	$230,881	19,912
Year ended October 31, 2024
Class 529-A	$291,738	27,296	$8,919	879	$(40,806)	(3,744)	$259,851	24,431
Class 529-C	39,419	3,743	734	73	(4,651)	(433)	35,502	3,383
Class 529-E	5,946	557	168	17	(908)	(83)	5,206	491
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	96,123	8,945	2,948	290	(14,905)	(1,349)	84,166	7,886
Class 529-F-3	3	— [2]	5	— [2]	— [2]	— [2]	8	— [2]
Total net increase (decrease)	$433,229	40,541	$12,774	1,259	$(61,270)	(5,609)	$384,733	36,191
College 2036 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$210,137	16,266	$107,342	8,452	$(69,835)	(5,408)	$247,644	19,310
Class 529-C	10,475	822	4,924	392	(14,427)	(1,133)	972	81
Class 529-E	5,944	461	2,926	232	(3,345)	(256)	5,525	437
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-2	63,968	4,963	24,717	1,949	(16,636)	(1,302)	72,049	5,610
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$290,524	22,512	$139,911	11,025	$(104,243)	(8,099)	$326,192	25,438
Year ended October 31, 2024
Class 529-A	$343,052	27,977	$27,783	2,391	$(108,912)	(8,793)	$261,923	21,575
Class 529-C	17,738	1,475	1,064	93	(22,228)	(1,832)	(3,426)	(264)
Class 529-E	10,723	876	701	60	(3,009)	(245)	8,415	691
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	104,607	8,512	6,365	549	(23,203)	(1,854)	87,769	7,207
Class 529-F-3	10	1	— [2]	— [2]	(30)	(3)	(20)	(2)
Total net increase (decrease)	$476,130	38,841	$35,913	3,093	$(157,382)	(12,727)	$354,661	29,207
Refer to the end of the table(s) for footnote(s).

31	American Funds College Target Date Series

College 2033 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$223,737	17,598	$102,788	8,249	$(99,280)	(7,813)	$227,245	18,034
Class 529-C	11,524	915	2,372	192	(15,401)	(1,225)	(1,505)	(118)
Class 529-E	5,459	432	2,825	228	(3,532)	(279)	4,752	381
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	72,854	5,734	19,223	1,545	(16,510)	(1,301)	75,567	5,978
Class 529-F-3	70	5	6	1	—	—	76	6
Total net increase (decrease)	$313,644	24,684	$127,215	10,215	$(134,723)	(10,618)	$306,136	24,281
Year ended October 31, 2024
Class 529-A	$380,596	31,369	$55,267	4,768	$(164,275)	(13,496)	$271,588	22,641
Class 529-C	18,619	1,547	1,322	115	(27,067)	(2,259)	(7,126)	(597)
Class 529-E	10,985	916	1,536	134	(6,542)	(542)	5,979	508
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	111,042	9,124	9,598	830	(33,869)	(2,757)	86,771	7,197
Class 529-F-3	21	2	17	1	(613)	(48)	(575)	(45)
Total net increase (decrease)	$521,263	42,958	$67,740	5,848	$(232,366)	(19,102)	$356,637	29,704
College 2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$252,909	18,949	$128,796	9,885	$(142,418)	(10,662)	$239,287	18,172
Class 529-C	19,145	1,453	3,685	286	(21,449)	(1,629)	1,381	110
Class 529-E	7,456	564	3,735	289	(7,661)	(578)	3,530	275
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	81,562	6,112	22,769	1,749	(24,832)	(1,859)	79,499	6,002
Class 529-F-3	3	—	12	1	(131)	(9)	(116)	(8)
Total net increase (decrease)	$361,075	27,078	$158,998	12,210	$(196,491)	(14,737)	$323,582	24,551
Year ended October 31, 2024
Class 529-A	$435,405	33,661	$86,067	6,885	$(241,477)	(18,625)	$279,995	21,921
Class 529-C	32,433	2,536	2,469	199	(37,794)	(2,971)	(2,892)	(236)
Class 529-E	13,557	1,057	2,544	205	(8,478)	(658)	7,623	604
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	117,285	9,041	13,756	1,103	(35,583)	(2,734)	95,458	7,410
Class 529-F-3	42	3	29	3	(710)	(54)	(639)	(48)
Total net increase (decrease)	$598,722	46,298	$104,865	8,395	$(324,042)	(25,042)	$379,545	29,651
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	32

College 2027 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$222,817	18,377	$99,915	8,439	$(168,120)	(13,880)	$154,612	12,936
Class 529-C	28,051	2,343	4,793	408	(26,910)	(2,249)	5,934	502
Class 529-E	8,784	730	3,135	267	(7,363)	(610)	4,556	387
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	73,376	6,051	20,475	1,732	(31,236)	(2,579)	62,615	5,204
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$333,028	27,501	$128,319	10,846	$(233,629)	(19,318)	$227,718	19,029
Year ended October 31, 2024
Class 529-A	$417,563	35,138	$75,905	6,544	$(279,737)	(23,485)	$213,731	18,197
Class 529-C	49,504	4,218	3,544	308	(45,714)	(3,892)	7,334	634
Class 529-E	15,039	1,273	2,327	203	(8,629)	(730)	8,737	746
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	120,085	10,100	14,030	1,211	(51,824)	(4,357)	82,291	6,954
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$602,191	50,729	$95,806	8,266	$(385,904)	(32,464)	$312,093	26,531
College Enrollment Fund
	Sales		Issued in connection with the merger of College 2024 Fund		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class 529-A	$202,116	21,468			$99,997	10,846	$(496,146)	(52,766)	$(194,033)	(20,452)
Class 529-C	24,375	2,561			4,789	512	(58,995)	(6,201)	(29,831)	(3,128)
Class 529-E	8,479	902			3,411	370	(23,430)	(2,491)	(11,540)	(1,219)
Class 529-T	—	—			—	—	—	—	—	—
Class 529-F-1	—	—			—	—	—	—	—	—
Class 529-F-2	61,223	6,509			20,230	2,199	(92,967)	(9,895)	(11,514)	(1,187)
Class 529-F-3	—	—			6	1	(22)	(2)	(16)	(1)
Total net increase (decrease)	$296,193	31,440			$128,433	13,928	$(671,560)	(71,355)	$(246,934)	(25,987)
Year ended October 31, 2024
Class 529-A	$466,871	36,277	$2,168,000	235,645	$44,740	4,916	$(862,973)	(92,430)	$1,816,638	184,408
Class 529-C	47,381	3,879	181,025	19,450	1,887	205	(105,870)	(11,247)	124,423	12,287
Class 529-E	16,142	1,218	80,510	8,758	1,665	183	(35,597)	(3,818)	62,720	6,341
Class 529-T	1	— [3]	12	1	— [3]	— [3]	(12)	(1)	1	— [3]
Class 529-F-1	1	— [3]	10	1	— [3]	— [3]	(10)	(1)	1	— [3]
Class 529-F-2	118,179	10,276	381,705	41,559	8,263	911	(147,074)	(15,761)	361,073	36,985
Class 529-F-3	24	— [3]	404	44	— [3]	— [3]	(263)	(28)	165	16
Total net increase (decrease)	$648,599	51,650	$2,811,666	305,458	$56,555	6,215	$(1,151,799)	(123,286)	$2,365,021	240,037
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.

33	American Funds College Target Date Series

Financial highlights
College 2042 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Net effective expense ratio[4]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$10.81	$.06	$(.07 )	$(.01 )	$(.07 )	$(.02 )	$(.09 )	$10.71	(0.13)%[7]	$181	.48%[8]	.87%[8]	1.17%[8]
10/31/2024[5,9]	10.00	.03	.78	.81	—	—	—	10.81	8.10 [7]	76	.47 [8]	.86 [8]	.49 [8]
Class 529-C:
4/30/2025[5,6]	10.76	.02	(.06 )	(.04 )	(.04 )	(.02 )	(.06 )	10.66	(0.37)[7]	22	1.18 [8]	1.57 [8]	.40 [8]
10/31/2024[5,9]	10.00	(.01 )	.77	.76	—	—	—	10.76	7.60 [7]	9	1.17 [8]	1.56 [8]	(.23 )[8]
Class 529-E:
4/30/2025[5,6]	10.80	.05	(.06 )	(.01 )	(.07 )	(.02 )	(.09 )	10.70	(0.15)[7]	4	.64 [8]	1.03 [8]	.96 [8]
10/31/2024[5,9]	10.00	.02	.78	.80	—	—	—	10.80	8.00 [7]	2	.60 [8]	.99 [8]	.36 [8]
Class 529-T:
4/30/2025[5,6]	10.83	.09	(.08 )	.01	(.07 )	(.02 )	(.09 )	10.75	0.08 [7,10]	— [11]	.19 [8,10]	.58 [8,10]	1.64 [8,10]
10/31/2024[5,9]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7,10]	— [11]	.18 [8,10]	.57 [8,10]	.71 [8,10]
Class 529-F-1:
4/30/2025[5,6]	10.82	.09	(.07 )	.02	(.07 )	(.02 )	(.09 )	10.75	0.15 [7,10]	— [11]	.23 [8,10]	.62 [8,10]	1.61 [8,10]
10/31/2024[5,9]	10.00	.04	.78	.82	—	—	—	10.82	8.20 [7,10]	— [11]	.22 [8,10]	.61 [8,10]	.68 [8,10]
Class 529-F-2:
4/30/2025[5,6]	10.83	.08	(.07 )	.01	(.08 )	(.02 )	(.10 )	10.74	0.08 [7]	71	.14 [8]	.53 [8]	1.48 [8]
10/31/2024[5,9]	10.00	.06	.77	.83	—	—	—	10.83	8.30 [7]	32	.11 [8]	.50 [8]	.85 [8]
Class 529-F-3:
4/30/2025[5,6]	10.83	.09	(.07 )	.02	(.08 )	(.02 )	(.10 )	10.75	0.16 [7]	— [11]	.10 [8]	.49 [8]	1.74 [8]
10/31/2024[5,9]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7]	— [11]	.08 [8]	.47 [8]	.82 [8]
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	34

Financial highlights (continued)
College 2039 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$11.64	$.11	$(.07 )	$.04	$(.14 )	$(.21 )	$(.35 )	$11.33	.35%[7]	$987	.41%[8]	.41%[8]	.78%[8]	1.90%[8]
10/31/2024	9.03	.15	2.63	2.78	(.12 )	(.05 )	(.17 )	11.64	31.02	857.47		.47	.84	1.36
10/31/2023	8.46	.10	.68	.78	(.07 )	(.14 )	(.21 )	9.03	9.44	444.49		.49	.87	1.05
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04 )	(.01 )	(.05 )	8.46	(23.02)	202.48		.48	.85	.78
10/31/2021[5,13]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40 [7]	53	.47 [8]	.47 [8]	.87 [8]	.45 [8]
Class 529-C:
4/30/2025[5,6]	11.48	.06	(.07 )	(.01 )	(.07 )	(.21 )	(.28 )	11.19	(.07 )[7]	117	1.17 [8]	1.17 [8]	1.54 [8]	1.13 [8]
10/31/2024	8.93	.07	2.60	2.67	(.07 )	(.05 )	(.12 )	11.48	30.10	101	1.18	1.18	1.55	.62
10/31/2023	8.39	.03	.68	.71	(.03 )	(.14 )	(.17 )	8.93	8.66	48	1.19	1.19	1.57	.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03 )	(.01 )	(.04 )	8.39	(23.55)	19	1.18	1.18	1.55	.06
10/31/2021[5,13]	10.00	(.02 )	1.03	1.01	—	—	—	11.01	10.10 [7]	4	1.16 [8]	1.16 [8]	1.56 [8]	(.35 )[8]
Class 529-E:
4/30/2025[5,6]	11.60	.09	(.06 )	.03	(.12 )	(.21 )	(.33 )	11.30	.27 [7]	20	.64 [8]	.64 [8]	1.01 [8]	1.65 [8]
10/31/2024	9.01	.13	2.62	2.75	(.11 )	(.05 )	(.16 )	11.60	30.73	17.64		.64	1.01	1.18
10/31/2023	8.45	.08	.68	.76	(.06 )	(.14 )	(.20 )	9.01	9.23	9.65		.65	1.03	.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04 )	(.01 )	(.05 )	8.45	(23.16)	4.64		.64	1.01	.61
10/31/2021[5,13]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40 [7]	1	.60 [8]	.60 [8]	1.00 [8]	.35 [8]
Class 529-T:
4/30/2025[5,6]	11.72	.12	(.06 )	.06	(.17 )	(.21 )	(.38 )	11.40	.46 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.55 [8,10]	2.16 [8,10]
10/31/2024	9.09	.19	2.63	2.82	(.14 )	(.05 )	(.19 )	11.72	31.28 [10]	— [11]	.19 [10]	.19 [10]	.56 [10]	1.72 [10]
10/31/2023	8.50	.13	.69	.82	(.09 )	(.14 )	(.23 )	9.09	9.81 [10]	— [11]	.18 [10]	.18 [10]	.56 [10]	1.44 [10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.74)[10]	— [11]	.17 [10]	.17 [10]	.54 [10]	1.19 [10]
10/31/2021[5,13]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50 [7,10]	— [11]	.21 [8,10]	.20 [8,10]	.60 [8,10]	.72 [8,10]
Class 529-F-1:
4/30/2025[5,6]	11.72	.12	(.07 )	.05	(.16 )	(.21 )	(.37 )	11.40	.43 [7,10]	— [11]	.21 [8,10]	.21 [8,10]	.58 [8,10]	2.12 [8,10]
10/31/2024	9.09	.18	2.63	2.81	(.13 )	(.05 )	(.18 )	11.72	31.26 [10]	— [11]	.22 [10]	.22 [10]	.59 [10]	1.69 [10]
10/31/2023	8.50	.13	.68	.81	(.08 )	(.14 )	(.22 )	9.09	9.77 [10]	— [11]	.22 [10]	.20 [10]	.58 [10]	1.42 [10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.78)[10]	— [11]	.21 [10]	.21 [10]	.58 [10]	1.15 [10]
10/31/2021[5,13]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50 [7,10]	— [11]	.28 [8,10]	.27 [8,10]	.67 [8,10]	.65 [8,10]
Class 529-F-2:
4/30/2025[5,6]	11.71	.12	(.07 )	.05	(.17 )	(.21 )	(.38 )	11.38	.43 [7]	300	.14 [8]	.14 [8]	.51 [8]	2.16 [8]
10/31/2024	9.08	.18	2.64	2.82	(.14 )	(.05 )	(.19 )	11.71	31.39	256.15		.15	.52	1.67
10/31/2023	8.50	.13	.68	.81	(.09 )	(.14 )	(.23 )	9.08	9.77	128.15		.15	.53	1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05 )	(.01 )	(.06 )	8.50	(22.73)	54.15		.15	.52	1.11
10/31/2021[5,13]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	11	.16 [8]	.16 [8]	.56 [8]	.72 [8]
Class 529-F-3:
4/30/2025[5,6]	11.73	.13	(.07 )	.06	(.18 )	(.21 )	(.39 )	11.40	.48 [7]	— [11]	.08 [8]	.08 [8]	.45 [8]	2.26 [8]
10/31/2024	9.09	.20	2.64	2.84	(.15 )	(.05 )	(.20 )	11.73	31.54	— [11]	.07	.07	.44	1.83
10/31/2023	8.51	.14	.67	.81	(.09 )	(.14 )	(.23 )	9.09	9.79	— [11]	.07	.07	.45	1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05 )	(.01 )	(.06 )	8.51	(22.65)	— [11]	.07	.07	.44	1.29
10/31/2021[5,13]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	— [11]	.07 [8]	.07 [8]	.47 [8]	.84 [8]
Refer to the end of the table(s) for footnote(s).

35	American Funds College Target Date Series

Financial highlights (continued)
College 2036 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$13.18	$.16	$(.03 )	$.13	$(.26 )	$(.42 )	$(.68 )	$12.63	.98%[7]	$2,187	.41%[8]	.41%[8]	.74%[8]	2.55%[8]
10/31/2024	10.48	.27	2.63	2.90	(.20 )	—	(.20 )	13.18	27.98	2,026.42		.42	.76	2.20
10/31/2023	10.14	.18	.63	.81	(.14 )	(.33 )	(.47 )	10.48	8.18	1,386.44		.44	.79	1.69
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10 )	(.90 )	(1.00)	10.14	(20.54)	1,073.43		.43	.78	1.18
10/31/2021	11.22	.11	2.97	3.08	(.14 )	(.39 )	(.53 )	13.77	28.16	1,061.44		.44	.81	.83
10/31/2020	10.68	.12	.71	.83	(.14 )	(.15 )	(.29 )	11.22	7.80	552.48		.48	.85	1.15
Class 529-C:
4/30/2025[5,6]	12.95	.11	(.03 )	.08	(.16 )	(.42 )	(.58 )	12.45	.60 [7]	107	1.17 [8]	1.17 [8]	1.50 [8]	1.81 [8]
10/31/2024	10.31	.18	2.58	2.76	(.12 )	—	(.12 )	12.95	26.93	111	1.17	1.17	1.51	1.47
10/31/2023	9.97	.10	.63	.73	(.06 )	(.33 )	(.39 )	10.31	7.48	91	1.19	1.19	1.54	.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03 )	(.90 )	(.93 )	9.97	(21.17)	80	1.18	1.18	1.53	.43
10/31/2021	11.10	.01	2.95	2.96	(.09 )	(.39 )	(.48 )	13.58	27.22	85	1.17	1.17	1.54	.09
10/31/2020	10.59	.05	.70	.75	(.09 )	(.15 )	(.24 )	11.10	7.12	36	1.18	1.18	1.55	.48
Class 529-E:
4/30/2025[5,6]	13.12	.15	(.02 )	.13	(.24 )	(.42 )	(.66 )	12.59	.93 [7]	62	.64 [8]	.64 [8]	.97 [8]	2.32 [8]
10/31/2024	10.45	.24	2.61	2.85	(.18 )	—	(.18 )	13.12	27.54	58.64		.64	.98	1.98
10/31/2023	10.11	.16	.63	.79	(.12 )	(.33 )	(.45 )	10.45	7.98	39.65		.65	1.00	1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08 )	(.90 )	(.98 )	10.11	(20.66)	30.64		.64	.99	.96
10/31/2021	11.20	.08	2.96	3.04	(.12 )	(.39 )	(.51 )	13.73	27.82	29.64		.64	1.01	.62
10/31/2020	10.67	.11	.70	.81	(.13 )	(.15 )	(.28 )	11.20	7.60	15.65		.65	1.02	1.00
Class 529-T:
4/30/2025[5,6]	13.31	.18	(.02 )	.16	(.29 )	(.42 )	(.71 )	12.76	1.19 [7,10]	— [11]	.17 [8,10]	.17 [8,10]	.50 [8,10]	2.80 [8,10]
10/31/2024	10.59	.31	2.64	2.95	(.23 )	—	(.23 )	13.31	28.20 [10]	— [11]	.17 [10]	.17 [10]	.51 [10]	2.47 [10]
10/31/2023	10.23	.22	.63	.85	(.16 )	(.33 )	(.49 )	10.59	8.56 [10]	— [11]	.13 [10]	.13 [10]	.48 [10]	2.00 [10]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13 )	(.90 )	(1.03)	10.23	(20.31)[10]	— [11]	.17 [10]	.17 [10]	.52 [10]	1.44 [10]
10/31/2021	11.29	.14	2.99	3.13	(.16 )	(.39 )	(.55 )	13.87	28.42 [10]	— [11]	.20 [10]	.20 [10]	.57 [10]	1.08 [10]
10/31/2020	10.73	.16	.70	.86	(.15 )	(.15 )	(.30 )	11.29	8.06 [10]	— [11]	.23 [10]	.23 [10]	.60 [10]	1.50 [10]
Class 529-F-1:
4/30/2025[5,6]	13.28	.18	(.02 )	.16	(.29 )	(.42 )	(.71 )	12.73	1.16 [7,10]	— [11]	.20 [8,10]	.20 [8,10]	.53 [8,10]	2.77 [8,10]
10/31/2024	10.57	.30	2.64	2.94	(.23 )	—	(.23 )	13.28	28.11 [10]	— [11]	.21 [10]	.20 [10]	.54 [10]	2.45 [10]
10/31/2023	10.21	.21	.64	.85	(.16 )	(.33 )	(.49 )	10.57	8.54 [10]	— [11]	.20 [10]	.17 [10]	.52 [10]	1.96 [10]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12 )	(.90 )	(1.02)	10.21	(20.38)[10]	— [11]	.21 [10]	.21 [10]	.56 [10]	1.40 [10]
10/31/2021	11.28	.13	2.99	3.12	(.16 )	(.39 )	(.55 )	13.85	28.39 [10]	— [11]	.24 [10]	.24 [10]	.61 [10]	.99 [10]
10/31/2020	10.72	.16	.71	.87	(.16 )	(.15 )	(.31 )	11.28	8.17 [10]	— [11]	.18 [10]	.18 [10]	.55 [10]	1.43 [10]
Class 529-F-2:
4/30/2025[5,6]	13.18	.18	(.01 )	.17	(.30 )	(.42 )	(.72 )	12.63	1.24 [7]	491	.14 [8]	.14 [8]	.47 [8]	2.83 [8]
10/31/2024	10.49	.31	2.62	2.93	(.24 )	—	(.24 )	13.18	28.19	439.14		.14	.48	2.47
10/31/2023	10.14	.21	.63	.84	(.16 )	(.33 )	(.49 )	10.49	8.59	274.14		.14	.49	1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14 )	(.90 )	(1.04)	10.14	(20.34)	196.15		.15	.50	1.45
10/31/2021	11.22	.14	2.97	3.11	(.17 )	(.39 )	(.56 )	13.77	28.44	176.17		.17	.54	1.09
10/31/2020[5,14]	11.22	—	—	—	—	—	—	11.22	—	72	—	—	—	—
Class 529-F-3:
4/30/2025[5,6]	13.37	.19	(.03 )	.16	(.30 )	(.42 )	(.72 )	12.81	1.20 [7]	— [11]	.08 [8]	.08 [8]	.41 [8]	2.90 [8]
10/31/2024	10.62	.30	2.68	2.98	(.23 )	—	(.23 )	13.37	28.33	— [11]	.08	.08	.42	2.43
10/31/2023	10.15	.22	.63	.85	(.05 )	(.33 )	(.38 )	10.62	8.59	— [11]	.08	.08	.43	2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14 )	(.90 )	(1.04)	10.15	(20.23)	— [11]	.07	.07	.42	1.56
10/31/2021	11.22	.16	2.96	3.12	(.18 )	(.39 )	(.57 )	13.77	28.56	2.07		.07	.44	1.23
10/31/2020[5,14]	11.22	—	—	—	—	—	—	11.22	—	— [11]	—	—	—	—
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	36

Financial highlights (continued)
College 2033 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$12.87	$.19	$.06	$.25	$(.34 )	$(.13 )	$(.47 )	$12.65	2.01%[7]	$2,945	.41%[8]	.41%[8]	.71%[8]	3.03%[8]
10/31/2024	10.73	.35	2.07	2.42	(.28 )	—	(.28 )	12.87	22.87	2,765.42		.42	.72	2.89
10/31/2023	10.64	.27	.30	.57	(.20 )	(.28 )	(.48 )	10.73	5.43	2,061.43		.43	.73	2.46
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15 )	(1.34)	(1.49)	10.64	(17.23)	1,748.42		.42	.73	1.57
10/31/2021	12.44	.15	2.54	2.69	(.23 )	(.56 )	(.79 )	14.34	22.35	1,840.42		.42	.75	1.07
10/31/2020	12.04	.17	.80	.97	(.21 )	(.36 )	(.57 )	12.44	8.22	1,263.42		.42	.76	1.42
Class 529-C:
4/30/2025[5,6]	12.69	.14	.06	.20	(.24 )	(.13 )	(.37 )	12.52	1.62 [7]	80	1.16 [8]	1.16 [8]	1.46 [8]	2.28 [8]
10/31/2024	10.58	.26	2.04	2.30	(.19 )	—	(.19 )	12.69	21.95	82	1.17	1.17	1.47	2.16
10/31/2023	10.48	.18	.31	.49	(.11 )	(.28 )	(.39 )	10.58	4.67	75	1.19	1.19	1.49	1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03 )	(1.34)	(1.37)	10.48	(17.86)	79	1.17	1.17	1.48	.80
10/31/2021	12.27	.04	2.51	2.55	(.13 )	(.56 )	(.69 )	14.13	21.36	108	1.17	1.17	1.50	.32
10/31/2020	11.88	.08	.80	.88	(.13 )	(.36 )	(.49 )	12.27	7.53	98	1.17	1.17	1.51	.71
Class 529-E:
4/30/2025[5,6]	12.78	.18	.06	.24	(.32 )	(.13 )	(.45 )	12.57	1.88 [7]	84	.64 [8]	.64 [8]	.94 [8]	2.80 [8]
10/31/2024	10.65	.32	2.07	2.39	(.26 )	—	(.26 )	12.78	22.70	81.64		.64	.94	2.67
10/31/2023	10.57	.24	.30	.54	(.18 )	(.28 )	(.46 )	10.65	5.14	62.65		.65	.95	2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12 )	(1.34)	(1.46)	10.57	(17.38)	54.64		.64	.95	1.35
10/31/2021	12.37	.12	2.53	2.65	(.21 )	(.56 )	(.77 )	14.25	22.07	57.63		.63	.96	.85
10/31/2020	11.98	.14	.79	.93	(.18 )	(.36 )	(.54 )	12.37	7.99	40.64		.64	.98	1.21
Class 529-T:
4/30/2025[5,6]	12.94	.21	.05	.26	(.37 )	(.13 )	(.50 )	12.70	2.06 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.48 [8,10]	3.27 [8,10]
10/31/2024	10.78	.38	2.10	2.48	(.32 )	—	(.32 )	12.94	23.30 [10]	— [11]	.18 [10]	.18 [10]	.48 [10]	3.14 [10]
10/31/2023	10.69	.31	.29	.60	(.23 )	(.28 )	(.51 )	10.78	5.67 [10]	— [11]	.11 [10]	.11 [10]	.41 [10]	2.77 [10]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17 )	(1.34)	(1.51)	10.69	(17.00)[10]	— [11]	.17 [10]	.17 [10]	.48 [10]	1.82 [10]
10/31/2021	12.48	.17	2.56	2.73	(.26 )	(.56 )	(.82 )	14.39	22.56 [10]	— [11]	.21 [10]	.21 [10]	.54 [10]	1.27 [10]
10/31/2020	12.07	.20	.80	1.00	(.23 )	(.36 )	(.59 )	12.48	8.46 [10]	— [11]	.21 [10]	.21 [10]	.55 [10]	1.66 [10]
Class 529-F-1:
4/30/2025[5,6]	12.95	.21	.06	.27	(.37 )	(.13 )	(.50 )	12.72	2.11 [7,10]	— [11]	.20 [8,10]	.20 [8,10]	.50 [8,10]	3.25 [8,10]
10/31/2024	10.79	.38	2.09	2.47	(.31 )	—	(.31 )	12.95	23.19 [10]	— [11]	.22 [10]	.21 [10]	.51 [10]	3.11 [10]
10/31/2023	10.70	.30	.29	.59	(.22 )	(.28 )	(.50 )	10.79	5.60 [10]	— [11]	.22 [10]	.19 [10]	.49 [10]	2.70 [10]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17 )	(1.34)	(1.51)	10.70	(17.04)[10]	— [11]	.22 [10]	.22 [10]	.53 [10]	1.77 [10]
10/31/2021	12.51	.17	2.56	2.73	(.28 )	(.56 )	(.84 )	14.40	22.52 [10]	— [11]	.25 [10]	.25 [10]	.58 [10]	1.22 [10]
10/31/2020	12.10	.20	.80	1.00	(.23 )	(.36 )	(.59 )	12.51	8.51 [10]	— [11]	.18 [10]	.18 [10]	.52 [10]	1.66 [10]
Class 529-F-2:
4/30/2025[5,6]	12.88	.21	.06	.27	(.38 )	(.13 )	(.51 )	12.64	2.12 [7]	541	.14 [8]	.14 [8]	.44 [8]	3.30 [8]
10/31/2024	10.73	.38	2.08	2.46	(.31 )	—	(.31 )	12.88	23.30	474.14		.14	.44	3.16
10/31/2023	10.64	.30	.30	.60	(.23 )	(.28 )	(.51 )	10.73	5.74	318.14		.14	.44	2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18 )	(1.34)	(1.52)	10.64	(17.02)	242.14		.14	.45	1.85
10/31/2021	12.44	.18	2.54	2.72	(.26 )	(.56 )	(.82 )	14.34	22.62	229.17		.17	.50	1.31
10/31/2020[5,14]	12.44	—	—	—	—	—	—	12.44	—	132	—	—	—	—
Class 529-F-3:
4/30/2025[5,6]	12.88	.22	.05	.27	(.37 )	(.13 )	(.50 )	12.65	2.15 [7]	— [11]	.07 [8]	.07 [8]	.37 [8]	3.50 [8]
10/31/2024	10.73	.40	2.07	2.47	(.32 )	—	(.32 )	12.88	23.37	— [11]	.07	.07	.37	3.32
10/31/2023	10.64	.31	.30	.61	(.24 )	(.28 )	(.52 )	10.73	5.78	1.07		.07	.37	2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19 )	(1.34)	(1.53)	10.64	(16.96)	1.07		.07	.38	1.91
10/31/2021	12.44	.20	2.54	2.74	(.28 )	(.56 )	(.84 )	14.34	22.77	1.07		.07	.40	1.45
10/31/2020[5,14]	12.44	—	—	—	—	—	—	12.44	—	— [11]	—	—	—	—
Refer to the end of the table(s) for footnote(s).

37	American Funds College Target Date Series

Financial highlights (continued)
College 2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$13.57	$.22	$.09	$.31	$(.43 )	$(.09 )	$(.52 )	$13.36	2.33%[7]	$3,569	.41%[8]	.41%[8]	.69%[8]	3.36%[8]
10/31/2024	11.78	.44	1.72	2.16	(.37 )	—	(.37 )	13.57	18.65	3,380.42		.42	.71	3.38
10/31/2023	11.94	.37	(.05 )	.32	(.29 )	(.19 )	(.48 )	11.78	2.64	2,676.43		.43	.71	3.05
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21 )	(1.52)	(1.73)	11.94	(13.28)	2,413.41		.41	.68	1.91
10/31/2021	13.99	.21	2.10	2.31	(.35 )	(.46 )	(.81 )	15.49	17.04	2,527.41		.41	.70	1.40
10/31/2020	13.86	.23	.52	.75	(.27 )	(.35 )	(.62 )	13.99	5.53	1,896.42		.42	.74	1.64
Class 529-C:
4/30/2025[5,6]	13.36	.17	.08	.25	(.33 )	(.09 )	(.42 )	13.19	1.89 [7]	120	1.16 [8]	1.16 [8]	1.44 [8]	2.61 [8]
10/31/2024	11.60	.34	1.70	2.04	(.28 )	—	(.28 )	13.36	17.74	120	1.17	1.17	1.46	2.63
10/31/2023	11.75	.28	(.05 )	.23	(.19 )	(.19 )	(.38 )	11.60	1.90	107	1.19	1.19	1.47	2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09 )	(1.52)	(1.61)	11.75	(13.86)	112	1.17	1.17	1.44	1.14
10/31/2021	13.72	.09	2.07	2.16	(.18 )	(.46 )	(.64 )	15.24	16.16	141	1.16	1.16	1.45	.64
10/31/2020	13.61	.13	.51	.64	(.18 )	(.35 )	(.53 )	13.72	4.74	139	1.16	1.16	1.48	.97
Class 529-E:
4/30/2025[5,6]	13.44	.21	.08	.29	(.40 )	(.09 )	(.49 )	13.24	2.20 [7]	106	.64 [8]	.64 [8]	.92 [8]	3.14 [8]
10/31/2024	11.67	.41	1.71	2.12	(.35 )	—	(.35 )	13.44	18.40	104.64		.64	.93	3.15
10/31/2023	11.83	.34	(.05 )	.29	(.26 )	(.19 )	(.45 )	11.67	2.43	83.65		.65	.93	2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18 )	(1.52)	(1.70)	11.83	(13.46)	77.64		.64	.91	1.68
10/31/2021	13.88	.17	2.09	2.26	(.32 )	(.46 )	(.78 )	15.36	16.77	82.63		.63	.92	1.17
10/31/2020	13.76	.19	.53	.72	(.25 )	(.35 )	(.60 )	13.88	5.29	62.64		.64	.96	1.43
Class 529-T:
4/30/2025[5,6]	13.62	.24	.08	.32	(.46 )	(.09 )	(.55 )	13.39	2.41 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.44 [8,10]	3.62 [8,10]
10/31/2024	11.83	.47	1.73	2.20	(.41 )	—	(.41 )	13.62	18.92 [10]	— [11]	.17 [10]	.17 [10]	.46 [10]	3.63 [10]
10/31/2023	11.98	.41	(.05 )	.36	(.32 )	(.19 )	(.51 )	11.83	2.97 [10]	— [11]	.11 [10]	.11 [10]	.39 [10]	3.38 [10]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24 )	(1.52)	(1.76)	11.98	(13.01)[10]	— [11]	.17 [10]	.17 [10]	.44 [10]	2.15 [10]
10/31/2021	14.01	.24	2.10	2.34	(.37 )	(.46 )	(.83 )	15.52	17.28 [10]	— [11]	.20 [10]	.20 [10]	.49 [10]	1.61 [10]
10/31/2020	13.88	.26	.52	.78	(.30 )	(.35 )	(.65 )	14.01	5.70 [10]	— [11]	.21 [10]	.21 [10]	.53 [10]	1.86 [10]
Class 529-F-1:
4/30/2025[5,6]	13.65	.24	.08	.32	(.45 )	(.09 )	(.54 )	13.43	2.43 [7,10]	— [11]	.20 [8,10]	.20 [8,10]	.48 [8,10]	3.57 [8,10]
10/31/2024	11.85	.47	1.73	2.20	(.40 )	—	(.40 )	13.65	18.88 [10]	— [11]	.22 [10]	.21 [10]	.50 [10]	3.59 [10]
10/31/2023	12.00	.40	(.05 )	.35	(.31 )	(.19 )	(.50 )	11.85	2.91 [10]	— [11]	.22 [10]	.19 [10]	.47 [10]	3.29 [10]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23 )	(1.52)	(1.75)	12.00	(13.11)[10]	— [11]	.22 [10]	.22 [10]	.49 [10]	2.10 [10]
10/31/2021	14.06	.23	2.12	2.35	(.40 )	(.46 )	(.86 )	15.55	17.26 [10]	— [11]	.25 [10]	.25 [10]	.54 [10]	1.53 [10]
10/31/2020	13.93	.26	.53	.79	(.31 )	(.35 )	(.66 )	14.06	5.74 [10]	— [11]	.17 [10]	.17 [10]	.49 [10]	1.88 [10]
Class 529-F-2:
4/30/2025[5,6]	13.58	.24	.07	.31	(.46 )	(.09 )	(.55 )	13.34	2.38 [7]	618	.14 [8]	.14 [8]	.42 [8]	3.62 [8]
10/31/2024	11.79	.47	1.73	2.20	(.41 )	—	(.41 )	13.58	18.96	547.14		.14	.43	3.64
10/31/2023	11.95	.41	(.06 )	.35	(.32 )	(.19 )	(.51 )	11.79	2.93	388.14		.14	.42	3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25 )	(1.52)	(1.77)	11.95	(12.99)	324.14		.14	.41	2.18
10/31/2021	13.99	.25	2.09	2.34	(.38 )	(.46 )	(.84 )	15.49	17.30	302.17		.17	.46	1.64
10/31/2020[5,14]	13.99	—	—	—	—	—	—	13.99	—	194	—	—	—	—
Class 529-F-3:
4/30/2025[5,6]	13.58	.24	.08	.32	(.46 )	(.09 )	(.55 )	13.35	2.43 [7]	— [11]	.07 [8]	.07 [8]	.35 [8]	3.67 [8]
10/31/2024	11.79	.48	1.73	2.21	(.42 )	—	(.42 )	13.58	19.02	— [11]	.07	.07	.36	3.76
10/31/2023	11.94	.41	(.04 )	.37	(.33 )	(.19 )	(.52 )	11.79	3.07	1.07		.07	.35	3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26 )	(1.52)	(1.78)	11.94	(13.00)	1.07		.07	.34	2.24
10/31/2021	13.99	.27	2.09	2.36	(.40 )	(.46 )	(.86 )	15.49	17.45	1.07		.07	.36	1.78
10/31/2020[5,14]	13.99	—	—	—	—	—	—	13.99	—	— [11]	—	—	—	—
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	38

Financial highlights (continued)
College 2027 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$12.32	$.21	$.11	$.32	$(.41 )	$(.04 )	$(.45 )	$12.19	2.69%[7]	$2,861	.41%[8]	.41%[8]	.69%[8]	3.46%[8]
10/31/2024	11.12	.43	1.14	1.57	(.37 )	—	(.37 )	12.32	14.32	2,732.42		.42	.70	3.61
10/31/2023	11.33	.38	(.21 )	.17	(.28 )	(.10 )	(.38 )	11.12	1.47	2,263.43		.43	.70	3.29
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19 )	(.78 )	(.97 )	11.33	(11.49)	2,088.41		.41	.66	1.97
10/31/2021	13.11	.21	1.20	1.41	(.39 )	(.36 )	(.75 )	13.77	11.10	2,161.41		.41	.66	1.54
10/31/2020	13.06	.24	.32	.56	(.29 )	(.22 )	(.51 )	13.11	4.39	1,687.42		.42	.69	1.86
Class 529-C:
4/30/2025[5,6]	12.14	.16	.11	.27	(.32 )	(.04 )	(.36 )	12.05	2.30 [7]	166	1.16 [8]	1.16 [8]	1.44 [8]	2.70 [8]
10/31/2024	10.96	.34	1.12	1.46	(.28 )	—	(.28 )	12.14	13.49	161	1.17	1.17	1.45	2.85
10/31/2023	11.17	.29	(.21 )	.08	(.19 )	(.10 )	(.29 )	10.96	.69	139	1.19	1.19	1.46	2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09 )	(.78 )	(.87 )	11.17	(12.14)	130	1.17	1.17	1.42	1.20
10/31/2021	12.88	.11	1.18	1.29	(.23 )	(.36 )	(.59 )	13.58	10.29	143	1.16	1.16	1.41	.79
10/31/2020	12.85	.15	.30	.45	(.20 )	(.22 )	(.42 )	12.88	3.57	132	1.16	1.16	1.43	1.21
Class 529-E:
4/30/2025[5,6]	12.19	.19	.12	.31	(.39 )	(.04 )	(.43 )	12.07	2.58 [7]	95	.64 [8]	.64 [8]	.92 [8]	3.23 [8]
10/31/2024	11.01	.40	1.12	1.52	(.34 )	—	(.34 )	12.19	14.03	91.64		.64	.92	3.38
10/31/2023	11.22	.35	(.20 )	.15	(.26 )	(.10 )	(.36 )	11.01	1.26	74.65		.65	.92	3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16 )	(.78 )	(.94 )	11.22	(11.66)	69.64		.64	.89	1.74
10/31/2021	13.00	.18	1.18	1.36	(.36 )	(.36 )	(.72 )	13.64	10.79	72.63		.63	.88	1.32
10/31/2020	12.96	.21	.32	.53	(.27 )	(.22 )	(.49 )	13.00	4.16	57.64		.64	.91	1.65
Class 529-T:
4/30/2025[5,6]	12.37	.22	.12	.34	(.44 )	(.04 )	(.48 )	12.23	2.84 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.44 [8,10]	3.70 [8,10]
10/31/2024	11.17	.46	1.14	1.60	(.40 )	—	(.40 )	12.37	14.59 [10]	— [11]	.17 [10]	.17 [10]	.45 [10]	3.85 [10]
10/31/2023	11.37	.41	(.20 )	.21	(.31 )	(.10 )	(.41 )	11.17	1.80 [10]	— [11]	.12 [10]	.12 [10]	.39 [10]	3.60 [10]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22 )	(.78 )	(1.00)	11.37	(11.28)[10]	— [11]	.17 [10]	.17 [10]	.42 [10]	2.20 [10]
10/31/2021	13.14	.24	1.20	1.44	(.41 )	(.36 )	(.77 )	13.81	11.33 [10]	— [11]	.20 [10]	.20 [10]	.45 [10]	1.76 [10]
10/31/2020	13.09	.27	.31	.58	(.31 )	(.22 )	(.53 )	13.14	4.56 [10]	— [11]	.22 [10]	.22 [10]	.49 [10]	2.08 [10]
Class 529-F-1:
4/30/2025[5,6]	12.40	.22	.12	.34	(.44 )	(.04 )	(.48 )	12.26	2.78 [7,10]	— [11]	.21 [8,10]	.21 [8,10]	.49 [8,10]	3.66 [8,10]
10/31/2024	11.19	.46	1.15	1.61	(.40 )	—	(.40 )	12.40	14.57 [10]	— [11]	.22 [10]	.22 [10]	.50 [10]	3.81 [10]
10/31/2023	11.40	.41	(.22 )	.19	(.30 )	(.10 )	(.40 )	11.19	1.65 [10]	— [11]	.22 [10]	.19 [10]	.46 [10]	3.52 [10]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21 )	(.78 )	(.99 )	11.40	(11.25)[10]	— [11]	.22 [10]	.22 [10]	.47 [10]	2.15 [10]
10/31/2021	13.19	.23	1.20	1.43	(.43 )	(.36 )	(.79 )	13.83	11.23 [10]	— [11]	.25 [10]	.25 [10]	.50 [10]	1.64 [10]
10/31/2020	13.14	.27	.32	.59	(.32 )	(.22 )	(.54 )	13.19	4.60 [10]	— [11]	.17 [10]	.17 [10]	.44 [10]	2.11 [10]
Class 529-F-2:
4/30/2025[5,6]	12.32	.22	.13	.35	(.45 )	(.04 )	(.49 )	12.18	2.89 [7]	567	.14 [8]	.14 [8]	.42 [8]	3.72 [8]
10/31/2024	11.12	.46	1.14	1.60	(.40 )	—	(.40 )	12.32	14.64	510.15		.15	.43	3.88
10/31/2023	11.34	.41	(.22 )	.19	(.31 )	(.10 )	(.41 )	11.12	1.67	383.14		.14	.41	3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22 )	(.78 )	(1.00)	11.34	(11.19)	318.14		.14	.39	2.24
10/31/2021	13.11	.24	1.20	1.44	(.42 )	(.36 )	(.78 )	13.77	11.35	301.17		.17	.42	1.78
10/31/2020[5,14]	13.11	—	—	—	—	—	—	13.11	—	203	—	—	—	—
Class 529-F-3:
4/30/2025[5,6]	12.32	.23	.11	.34	(.45 )	(.04 )	(.49 )	12.17	2.86 [7]	— [11]	.08 [8]	.08 [8]	.36 [8]	3.79 [8]
10/31/2024	11.12	.47	1.14	1.61	(.41 )	—	(.41 )	12.32	14.70	— [11]	.08	.08	.36	3.94
10/31/2023	11.33	.42	(.21 )	.21	(.32 )	(.10 )	(.42 )	11.12	1.81	— [11]	.08	.08	.35	3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23 )	(.78 )	(1.01)	11.33	(11.14)	— [11]	.08	.08	.33	2.29
10/31/2021	13.11	.25	1.20	1.45	(.44 )	(.36 )	(.80 )	13.76	11.41	— [11]	.10	.08	.33	1.89
10/31/2020[5,14]	13.11	—	—	—	—	—	—	13.11	—	— [11]	—	—	—	—
Refer to the end of the table(s) for footnote(s).

39	American Funds College Target Date Series

Financial highlights (continued)
College Enrollment Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2025[5,6]	$9.55	$.16	$.10	$.26	$(.32 )	$—	$(.32 )	$9.49	2.79%[7]	$2,914	.38%[8]	.38%[8]	.65%[8]	3.53%[8]
10/31/2024	9.00	.33	.55	.88	(.33 )	—	(.33 )	9.55	9.94	3,126.42		.42	.70	3.56
10/31/2023	9.06	.29	(.14 )	.15	(.21 )	—	(.21 )	9.00	1.63	1,287.42		.42	.69	3.18
10/31/2022	10.04	.14	(1.01)	(.87 )	(.06 )	(.05 )	(.11 )	9.06	(8.75)	1,650.40		.40	.67	1.43
10/31/2021	10.39	.07	(.08 )	(.01 )	(.27 )	(.07 )	(.34 )	10.04	(.07 )	2,296.41		.41	.68	.72
10/31/2020	10.09	.13	.40	.53	(.23 )	—	(.23 )	10.39	5.34	821.41		.41	.68	1.25
Class 529-C:
4/30/2025[5,6]	9.61	.13	.10	.23	(.24 )	—	(.24 )	9.60	2.48 [7]	174	1.16 [8]	1.16 [8]	1.43 [8]	2.75 [8]
10/31/2024	9.03	.26	.55	.81	(.23 )	—	(.23 )	9.61	9.07	204	1.17	1.17	1.45	2.80
10/31/2023	9.06	.22	(.14 )	.08	(.11 )	—	(.11 )	9.03	.85	81	1.18	1.18	1.45	2.41
10/31/2022	10.06	.06	(1.01)	(.95 )	— [15]	(.05 )	(.05 )	9.06	(9.47)	135	1.17	1.17	1.44	.63
10/31/2021	10.34	— [15]	(.09 )	(.09 )	(.12 )	(.07 )	(.19 )	10.06	(.85 )	240	1.16	1.16	1.43	(.02 )
10/31/2020	10.02	.07	.39	.46	(.14 )	—	(.14 )	10.34	4.63	92	1.12	1.12	1.39	.65
Class 529-E:
4/30/2025[5,6]	9.53	.15	.10	.25	(.30 )	—	(.30 )	9.48	2.67 [7]	105	.63 [8]	.63 [8]	.90 [8]	3.28 [8]
10/31/2024	8.97	.31	.55	.86	(.30 )	—	(.30 )	9.53	9.78	117.63		.63	.91	3.35
10/31/2023	9.03	.27	(.15 )	.12	(.18 )	—	(.18 )	8.97	1.34	53.64		.64	.91	2.96
10/31/2022	10.01	.11	(1.00)	(.89 )	(.04 )	(.05 )	(.09 )	9.03	(8.96)	71.64		.64	.91	1.19
10/31/2021	10.36	.05	(.08 )	(.03 )	(.25 )	(.07 )	(.32 )	10.01	(.31 )	103.63		.63	.90	.51
10/31/2020	10.05	.11	.40	.51	(.20 )	—	(.20 )	10.36	5.19	38.61		.61	.88	1.08
Class 529-T:
4/30/2025[5,6]	9.56	.17	.10	.27	(.34 )	—	(.34 )	9.49	2.88 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.45 [8,10]	3.72 [8,10]
10/31/2024	9.02	.35	.55	.90	(.36 )	—	(.36 )	9.56	10.18 [10]	— [11]	.19 [10]	.19 [10]	.47 [10]	3.79 [10]
10/31/2023	9.08	.32	(.14 )	.18	(.24 )	—	(.24 )	9.02	1.93 [10]	— [11]	.13 [10]	.13 [10]	.40 [10]	3.47 [10]
10/31/2022	10.05	.16	(1.01)	(.85 )	(.07 )	(.05 )	(.12 )	9.08	(8.53)[10]	— [11]	.18 [10]	.18 [10]	.45 [10]	1.68 [10]
10/31/2021	10.40	.09	(.08 )	.01	(.29 )	(.07 )	(.36 )	10.05	.13 [10]	— [11]	.20 [10]	.20 [10]	.47 [10]	.89 [10]
10/31/2020	10.10	.15	.40	.55	(.25 )	—	(.25 )	10.40	5.57 [10]	— [11]	.21 [10]	.21 [10]	.48 [10]	1.47 [10]
Class 529-F-1:
4/30/2025[5,6]	9.57	.17	.10	.27	(.33 )	—	(.33 )	9.51	2.93 [7,10]	— [11]	.22 [8,10]	.22 [8,10]	.49 [8,10]	3.68 [8,10]
10/31/2024	9.03	.35	.54	.89	(.35 )	—	(.35 )	9.57	10.11 [10]	— [11]	.24 [10]	.23 [10]	.51 [10]	3.74 [10]
10/31/2023	9.09	.31	(.14 )	.17	(.23 )	—	(.23 )	9.03	1.90 [10]	— [11]	.21 [10]	.18 [10]	.45 [10]	3.42 [10]
10/31/2022	10.06	.16	(1.02)	(.86 )	(.06 )	(.05 )	(.11 )	9.09	(8.60)[10]	— [11]	.22 [10]	.22 [10]	.49 [10]	1.64 [10]
10/31/2021	10.43	.08	(.07 )	.01	(.31 )	(.07 )	(.38 )	10.06	.08 [10]	— [11]	.27 [10]	.27 [10]	.54 [10]	.81 [10]
10/31/2020	10.13	.15	.40	.55	(.25 )	—	(.25 )	10.43	5.59	— [11]	.18	.18	.45	1.51
Class 529-F-2:
4/30/2025[5,6]	9.55	.18	.09	.27	(.34 )	—	(.34 )	9.48	2.94 [7]	567	.14 [8]	.14 [8]	.41 [8]	3.77 [8]
10/31/2024	9.01	.36	.54	.90	(.36 )	—	(.36 )	9.55	10.20	583.14		.14	.42	3.84
10/31/2023	9.07	.32	(.14 )	.18	(.24 )	—	(.24 )	9.01	1.96	217.12		.12	.39	3.48
10/31/2022	10.04	.16	(1.00)	(.84 )	(.08 )	(.05 )	(.13 )	9.07	(8.47)	264.14		.14	.41	1.69
10/31/2021	10.39	.10	(.08 )	.02	(.30 )	(.07 )	(.37 )	10.04	.17	339.17		.17	.44	.96
10/31/2020[5,14]	10.39	—	—	—	—	—	—	10.39	—	120	—	—	—	—
Class 529-F-3:
4/30/2025[5,6]	9.54	.18	.09	.27	(.34 )	—	(.34 )	9.47	2.99 [7]	— [11]	.08 [8]	.08 [8]	.35 [8]	3.83 [8]
10/31/2024	9.00	.36	.54	.90	(.36 )	—	(.36 )	9.54	10.26	— [11]	.07	.07	.35	3.88
10/31/2023	9.06	.32	(.13 )	.19	(.25 )	—	(.25 )	9.00	2.03	— [11]	.09	.09	.36	3.51
10/31/2022	10.03	.17	(1.01)	(.84 )	(.08 )	(.05 )	(.13 )	9.06	(8.44)	— [11]	.09	.09	.36	1.77
10/31/2021	10.39	.10	(.08 )	.02	(.31 )	(.07 )	(.38 )	10.03	.23	— [11]	.10	.08	.35	1.01
10/31/2020[5,14]	10.39	—	—	—	—	—	—	10.39	—	— [11]	—	—	—	—
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	40

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
College 2042 Fund	— %[16]	— %[5,7,9,16]
College 2039 Fund	— [16]	— [16]	11%	7%	4%[5,7,13]
College 2036 Fund	— [16]	9	19	9	27	28%
College 2033 Fund	5	6	26	8	35	26
College 2030 Fund	— [16]	10	27	10	44	24
College 2027 Fund	4	17	27	10	30	28
College Enrollment Fund	3	5 [17]	18	7	11	16

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period March 15, 2024, commencement of operations, through October 31, 2024.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[13]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Amount less than $.01.
[16]	Amount was either less than 1% or there was no turnover.
[17]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the College
2024 Fund on March 22, 2024. The portfolio turnover rate would have been 22% without the adjustment.

Refer to the notes to financial statements.

41	American Funds College Target Date Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds College Target Date Series	42

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with, and in many cases compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

43	American Funds College Target Date Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds College Target Date Series	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds College Target Date Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025